Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Share capital	Additional paid-in capital	Treasury shares	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2017			32,650,755
Beginning balance at Dec. 31, 2017		$ 1,685,301	$ 3,766	$ 2,283,591	$ (443,816)	$ (158,240)
Net income / (loss)		(190,071)				(190,071)
Issuance of restricted stock, net of forfeitures		0	$ 188	(188)
Issuance of restricted stock, net of forfeitures (in shares)			1,881,826
Net proceeds from follow on offerings (in shares)			18,216,216
Net proceeds from follow on offerings		319,632	$ 1,822	317,810
Amortization of restricted stock, net of forfeitures		25,547		25,547
Dividends paid	[1]	(15,127)		(15,127)
Purchase of treasury shares (in shares)			(1,351,235)
Purchase of treasury shares		(23,240)			(23,240)
Equity component of issuance of Convertible Notes due 2022 (see Note 12)		36,966		36,966
Ending balance (in shares) at Dec. 31, 2018			51,397,562
Ending balance at Dec. 31, 2018		1,839,012	$ 5,776	2,648,599	(467,056)	(348,307)
Adoption of accounting standards (IFRS 15)		(2,249)				(2,249)
Net income / (loss)		(48,490)				(48,490)
Reverse stock split - impact of fractional shares and change in total par value (in shares)			(62)
Reverse stock split - impact of fractional shares and change in total par value			$ (5,198)
Reverse stock split - impact of fractional shares and change in total par value		(2)		5,196
Issuance of restricted stock, net of forfeitures		0	$ 5	(5)
Issuance of restricted stock, net of forfeitures (in shares)			507,920
Amortization of restricted stock, net of forfeitures (in shares)			0
Amortization of restricted stock, net of forfeitures		27,421		27,421
Dividends paid	[1]	(21,278)		(21,278)
Net proceeds from private placement of common stock (in shares)			1,724,137
Net proceeds from private placement of common stock		$ 50,000	$ 17	49,983
Shares issued as consideration for the Trafigura Transaction (in shares)		4,572,873
Shares issued as consideration for the Trafigura Transaction		$ 132,614	$ 46	132,568
Purchase of treasury shares (in shares)			(30)
Purchase of treasury shares		(1)			(1)
Equity issuance costs		(38)		(38)
Ending balance (in shares) at Dec. 31, 2019			58,202,400
Ending balance at Dec. 31, 2019		1,976,989	$ 646	2,842,446	(467,057)	(399,046)
Net income / (loss)		94,124				94,124
Issuance of restricted stock, net of forfeitures		$ 0	$ 9	(9)
Issuance of restricted stock, net of forfeitures (in shares)			923,680
Net proceeds from follow on offerings (in shares)		137,067	137,067
Net proceeds from follow on offerings		$ 2,575	$ 1	2,574
Amortization of restricted stock, net of forfeitures (in shares)			0
Amortization of restricted stock, net of forfeitures		28,506		28,506
Dividends paid	[1]	(23,302)		(23,302)
Purchase of treasury shares (in shares)			(1,170,000)
Purchase of treasury shares		(13,115)			(13,115)
Equity issuance costs		(9)		(9)
Ending balance (in shares) at Dec. 31, 2020			58,093,147
Ending balance at Dec. 31, 2020		$ 2,065,768	$ 656	$ 2,850,206	$ (480,172)	$ (304,922)

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.